PRE-OPENING EXPENSES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PRE-OPENING EXPENSES
Rents	¥ 84		¥ 68	¥ 251
Personnel costs	5		5	15
Others	6		8	22
Total	¥ 95	$ 14	¥ 81	¥ 288